LoCorr Investment Trust
c/o U.S. Bank Global Fund Services
615 E. Michigan Street
Milwaukee, WI 53202

May 5, 2022

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re:	LoCorr Investment Trust (the “Trust”)
Registration Nos.: 333-171360 and 811-22509

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the “1933 Act”), as amended, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, the Trust, on behalf of its series, LoCorr Macro Strategies Fund, LoCorr Long/Short Commodities Strategy Fund, LoCorr Dynamic Equity Fund, LoCorr Spectrum Income Fund, and LoCorr Market Trend Fund, hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) under the 1933 Act would not have differed from that contained in the recent amendment for the Trust dated May 2, 2022, and filed electronically as Post-Effective Amendment No. 51 to the Trust’s Registration Statement on Form N‑1A on April 29, 2022.

Please direct any inquiries regarding this filing to me at (414) 765-6620. Thank you for your assistance with respect to this matter.

Sincerely,

/s/Rachel A. Spearo
Rachel A. Spearo
For U.S. Bank Global Fund Services
as Administrator to the Trust